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                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2001

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        The Danforth Associates, Inc.
Address:     One Hollis Street
             Suite 206
             Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Danforth
Title:  President
Phone:  800-443-4427
Signature, Place, and Date of Signing:  /s/ Stuart Gould Danforth

        Stuart Gould Danforth   Wellesley, MA   October 24, 2001

Report Type:

(X)     13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                                FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $135,666,606



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                                        FORM 13F   INFORMATION TABLE
                                                                                 DISCRETION             AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP         MARKET VALUE    SHARES   (A) SOLE    MANAGER    (C) NONE
--------------------    --------------  ---------       ------------    -------  ----------  -------    -------
AMERICAN INT'L GROUP         COM        026874107        $ 4,376,970      56115         X       1          X

AMGEN INC.                   COM        031162100        $ 3,591,317      61108         X       1          X

AOL TIME WARNER INC.         COM        00184A105        $ 4,822,471     145964         X       1          X

APPLIED MATERIALS            COM        038222105        $ 1,104,695      38843         x       1          X

AUTOMATIC DATA PROC.         COM        053015103        $ 3,314,203      70455         X       1          X

ANADARKO PETROLEUM CORP.     COM        032511107        $ 2,000,416      41606         X       1          X

BANK OF NEW YORK             COM        064057102        $ 3,932,267     112350         X       1          X

CISCO SYSTEMS                COM        17275R102        $ 1,262,762     103675         X       1          X

CITIGROUP INC                COM        172967101        $ 6,503,652     160584         X       1          X

COLGATE PALMOLIVE            COM        194162103        $ 3,821,084      65598         X       1          X

EMC CORP.                    COM        268648102        $ 1,488,866     126712         X       1          X

ENRON                        COM        293561106        $ 1,699,833      62425         X       1          X

EXXON MOBIL                  COM        30231G102        $ 6,896,576     175040         X       1          X

FANNIE MAE                   COM        313586109        $ 6,467,087      80778         X       1          X

GENERAL ELECTRIC             COM        369604103        $ 7,643,261     205464         X       1          X

IBM                          COM        458140100        $ 3,225,517      35167         X       1          X

INTEL CORP                   COM        458140100        $ 3,790,986     185469         X       1          X

INTERPUBLIC GROUP            COM        460690100        $ 2,604,692     127681         X       1          X

JOHNSON & JOHNSON            COM        478160104        $ 4,264,027      76968         X       1          X

LOWES COS.                   COM        548661107        $ 6,791,908     214594         X       1          X

MCDATA CORP.                 COM        580031201        $    27,796       3313         X       1          X

MEDTRONIC                    COM        585055106        $ 7,768,361     178583         X       1          X

MERCK & CO                   COM        589331107        $ 4,179,217      62751         X       1          X

MERRILL LYNCH                COM        590188108        $ 1,581,411      38951         X       1          X

MICROSOFT                    COM        594918104        $ 2,545,759      49751         X       1          X

ORACLE                       COM        68389X105        $ 1,314,145     104463         X       1          X

PFIZER INC                   COM        717081103        $10,863,571     270912         X       1          X

SUN MICROSYSTEMS             COM        866810104        $   776,280      93867         X       1          X

TARGET                       COM        87612E106        $ 4,536,408     142879         X       1          X

TEXAS INSTRUMENTS            COM        882508104        $ 3,390,311     135721         X       1          X

TYCO INTERNATIONAL           COM        902124106        $   488,522     107440         X       1          X

UNITED TECHNOLOGIES          COM        913017109        $ 1,411,973      30365         X       1          X

VIACOM INC. B NON VTG        COM        925524308        $ 1,634,817      47386         X       1          X

WALGREEN CO.                 COM        931422109        $ 7,704,952     223786         X       1          X

WASHINGTON MUTUAL INC.       COM        939322103        $ 3,076,938      79962         X       1          X

WELLS FARGO                  COM        949746101        $ 2,493,823      56104         X       1          X

XILINX                       COM        983919101        $   988,872      42026         X       1          X
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